Related party balances and transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party balances and transactions
Related party transactions	$ 0	$ 0	$ 0
Luo Min
Related party balances and transactions
Relationship with the company	Founder, chief executive officer and controlling shareholder of the Company